Supplement dated February 14, 2019
to the Statement of Additional Information (the “SAI”), dated January 1, 2019, for the following funds:
Fund
Columbia Funds Series Trust II
Columbia Floating Rate Fund
Columbia High Yield Bond Fund
Columbia Income Opportunities Fund
Columbia Mortgage Opportunities Fund
Columbia Quality Income Fund
Effective immediately, the information for the following funds under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending May 31 – Information is as of May 31, 2018, unless otherwise noted
High Yield Bond Fund	Brian Lavin	7 RICs 12 other accounts	$2.28 billion $1.37 billion	None	None	Columbia Management	Columbia Management
	Daniel DeYoung(h)	3 other accounts	$0.28 million	None	None
Mortgage Opportunities Fund	Jason Callan	12 RICs 4 PIVs 4 other accounts	$18.00 billion $166.76 million $1.74 million	None	$100,001 – $500,000(a) $500,001 – $1,000,000(b)	Columbia Management	Columbia Management
	Tom Heuer	3 RICs 5 other accounts	$2.97 billion $2.58 million	None	$100,001 – $500,000(a) $50,001 – $100,000(b)
	Ryan Osborn(h)	6 other accounts	$1.41 million	None	$100,001 – $500,000(a) $50,001 – $100,000(b)
Quality Income Fund	Jason Callan	12 RICs 4 PIVs 4 other accounts	$16.47 billion $166.76 million $1.74 million	None	None	Columbia Management	Columbia Management
	Tom Heuer	3 RICs 5 other accounts	$1.43 billion $2.58 million	None	$10,001 – $50,000(b)
	Ryan Osborn(h)	6 other accounts	$1.41 million	None	$10,001 – $50,000(b)
For Funds with fiscal year ending July 31 – Information is as of July 31, 2018, unless otherwise noted
Floating Rate Fund	Ryan Launsbach	4 PIVs 7 other accounts	$15.17 billion $3.26 million	None	$1 – $10,000(a)	Columbia Management	Columbia Management – Floating Rate
	Vesa Tontti(h)	5 other accounts	$0.99 million	None	None
Income Opportunities Fund	Brian Lavin	7 RICs 12 other accounts	$2.63 billion $1.38 billion	None	$100,001 – $500,000(a) $100,001 – $500,000(b)	Columbia Management	Columbia Management
	Daniel DeYoung(h)	3 other accounts	$0.28 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
SUP915_00_029_(2/19)

(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(h)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2018.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_029_(2/19)
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